UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax	$ (373,306)	$ (310,001)
Adjustments for:
Finance income	(37,185)	(3,293)
Finance costs	15,974	5,935
Depreciation of property, plant and equipment	7,978	7,692
Loss on disposal of property, plant and equipment	223	8
Amortization of intangible assets	1,442	1,621
Depreciation of right-of-use assets	5,680	3,830
Fair value gain/(loss) of warrant liability	85,750	(30,200)
Fair value gains on financial assets measured at fair value through profit or loss	(792)	(102)
Foreign currency exchange loss, net	(10,136)	9,322
Equity-settled share-based compensation expense	35,091	25,365
Deferred government grant	(484)	(234)
Cash flows from (used in) operations before changes in working capital	(269,765)	(290,057)
Decrease in trade receivables	70	50,351
Increase in prepayments, other receivables and other assets	(6,413)	(63,446)
Decrease in other non-current assets	0	895
Increase in collaboration inventories	(7,660)	(8,680)
Government grant received	0	6,521
(Decrease)/increase in trade payables	(15,720)	30,504
(Decrease)/increase in other payables and accruals	(28,784)	117,544
Decrease in other non-current liabilities	(1,243)	(122)
Cash used in operations	(329,515)	(156,490)
Interest income received	32,903	1,801
Income tax received	0	3,709
Interest on lease payments	(1,019)	(559)
Net cash used in operating activities	(297,631)	(151,539)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property, plant and equipment	(15,739)	(14,374)
Purchase of intangible assets	(134)	(379)
Prepayment to collaborator for collaboration assets	(80,218)	(7,846)
Purchase of financial assets measured at fair value through profit or loss	0	(160,000)
Cash received from withdrawal of financial assets measured at fair value through profit or loss	0	99,990
Cash received from withdrawal of financial assets measured at amortized cost	0	30,000
Cash receipts of investment income	6,402	310
Decrease/(addition) of pledged short-term deposits	922	(400)
Addition in time deposits	(2,948,694)	(369,971)
Decrease in time deposits	2,722,738	320,646
Net cash used in investing activities	(314,723)	(102,024)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from registered direct offering, net of issuance costs	0	0
Proceeds from exercise of warrant by warrant holder, net of issuance cost	199,741	0
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs	349,278	377,643
Proceeds from issuance of ordinary shares for institutional investors, net of issuance costs	234,410	0
Proceeds from exercise of share options	11,195	2,305
Principal portion of lease payments	(4,059)	(1,189)
Net cash provided by financing activities	790,565	378,759
NET INCREASE IN CASH AND CASH EQUIVALENTS	178,211	125,196
Effect of foreign exchange rate changes, net	(772)	(1,401)
Cash and cash equivalents at beginning of year	786,031	688,938
CASH AND CASH EQUIVALENTS AT END OF PERIOD	963,470	812,733
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	1,242,669	1,031,334
Less: Pledged deposits	356	1,851
Time deposits	278,843	216,750
Cash and cash equivalents as stated in the statement of financial position	963,470	812,733
Cash and cash equivalents as stated in the statement of cash flows	$ 963,470	$ 812,733